SIGNIFICANT RELATED PARTY TRANSACTIONS (Details Textual)	1 Months Ended				12 Months Ended
	Oct. 31, 2014 CNY (¥)	Oct. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2013 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure Of SIGNIFICANT RELATED PARTY TRANSACTIONS [Line Items]
Reduction in service agreement charges	¥ 6,000	$ 1,000	¥ 30,000	$ 4,900
Borrowings					¥ 36,203,000		¥ 36,017,000
Stuart Management Co [Member]
Disclosure Of SIGNIFICANT RELATED PARTY TRANSACTIONS [Line Items]
Payment of administrative services					40,000	$ 6,000	81,000	$ 12,000
Wong Kung Tok [Member]
Disclosure Of SIGNIFICANT RELATED PARTY TRANSACTIONS [Line Items]
Proceeds from borrowings, classified as financing activities					35,057,000		34,928,000
Sound Treasure Limited [Member]
Disclosure Of SIGNIFICANT RELATED PARTY TRANSACTIONS [Line Items]
Borrowings					¥ 1,146,000		¥ 1,089,000		$ 167,000	$ 167,000